Reporting Segments - Schedule of Group Operates in Two Main Geographic Areas (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 CLP ($) item segment	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)
Disclosure of geographical areas [line items]
Interest income	$ 3,177,133	$ 1,687,502	$ 1,549,674
Interest expense	(2,006,666)	(711,195)	(683,237)
Net interest income	$ 1,170,467	976,307	866,437
Chile [member]
Disclosure of geographical areas [line items]
Number of operating segments | item	5
Number of reporting segments | segment	1
Interest income	$ 2,668,383	1,324,275	1,116,943
Interest expense	(1,726,924)	(580,997)	(490,729)
Net interest income	$ 941,459	743,278	626,214
Colombia [member]
Disclosure of geographical areas [line items]
Number of reporting segments | segment	1
Interest income	$ 508,750	363,227	432,731
Interest expense	(279,742)	(130,198)	(192,508)
Net interest income	$ 229,008	$ 233,029	$ 240,223